Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net (loss) earnings for the year	$ (4,923)	$ 23,087
Adjustments for:
Depletion, depreciation and amortization	118,283	56,283
Share-based payments	12,290	8,255
Income tax expense	30,173	6,642
Finance costs	21,004	14,773
Acquisition costs	1,973	0
Loss of write-down of plant and equipment	2,501	0
Loss (gain) from marketable securities and silver futures derivatives	1,521	(4,051)
Loss on divestiture of exploration projects	0	3,894
Fair value adjustment on foreign currency derivatives	0	982
Unrealized foreign exchange gain	(6,067)	(2,522)
Operating cash flows before movements in working capital and taxes	176,755	107,343
Net change in non-cash working capital items	(31,504)	(22,831)
Income taxes paid	(76,528)	(4,799)
Cash provided by operating activities	68,723	79,713
Investing Activities
Restricted cash acquired on the acquisition of Jerritt Canyon	30,000	0
Reclassification to restricted cash related to the acquisition of Jerritt Canyon	(12,574)	0
Expenditures on mining interests	(132,409)	(68,647)
Acquisition of property, plant and equipment	(56,558)	(43,322)
Deposits paid for acquisition of non-current assets	(7,839)	(13,846)
Jerritt Canyon acquisition costs, net of cash acquired	(948)	0
Acquisition of Springpole Silver Stream	0	(2,521)
Other	(425)	1,221
Cash used in investing activities	(180,753)	(127,115)
Financing Activities
Proceeds from prospectus offering, net of share issue costs	66,674	126,132
Proceeds from 2021 convertible debenture, net of transaction costs	222,776	0
Payment for redemption of 2018 convertible debenture	(171,841)	0
Proceeds from exercise of stock options	21,793	14,011
Repayment of lease liabilities	(9,287)	(7,706)
Finance costs paid	(4,326)	(4,200)
Proceeds from debt facilities	30,000	10,000
Repayment of debt facility	(40,000)	(19,969)
Dividends declared and paid	(3,930)	0
Shares repurchased and cancelled	(42)	(1,694)
Cash provided by financing activities	111,817	116,574
Effect of exchange rate on cash and cash equivalents held in foreign currencies	(439)	397
(Decrease) increase in cash and cash equivalents	(213)	69,172
Cash and cash equivalents, beginning of the year	238,578	169,009
Cash and cash equivalents, end of year	237,926	238,578
Cash	237,926	207,132
Short-term investments	0	31,446
Cash and cash equivalents, end of year	$ 237,926	$ 238,578